Schedule of Investments (unaudited) April 30, 2020	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 98.8%

California — 94.1%

County/City/Special District/School District — 24.5%
Beverly Hills Unified School District California, GO, Series A, 3.00%, 08/01/41	$4,000	$4,101,680
California Statewide Communities Development Authority, RB, Lancer Educational Student Housing Project, 5.00%, 06/01/51(a)	165	147,706
California Statewide Communities Development Authority, Special Assessment, Statewide Community Infrastructure Program, Series A:
5.00%, 09/02/39	200	221,582
5.00%, 09/02/44	115	124,521
5.00%, 09/02/48	115	124,547
City & County of San Francisco California, COP, Green Bond, 49 South Van Ness Projects, Series A, 4.00%, 04/01/44	11,300	12,379,037
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,007,220
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 05/01/36	1,520	1,588,506
6.50%, 05/01/42	1,860	1,939,683
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 07/01/42	2,000	2,337,060
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	5,000	5,620,950
County of Santa Clara California, RB, Series A, 4.00%, 05/01/45	15,000	16,570,800
Los Angeles Community College District, GO, Election of 2008, Series K, 4.00%, 08/01/37	1,000	1,109,120
Mount San Antonio Community College District, GO, Refunding, Election of 2018, Series A, 5.00%, 08/01/44	8,000	9,680,400
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/23(b)	1,000	1,169,900
San Francisco Bay Area Rapid Transit District, GO, Election of 2016, Green Bonds, Series A, 4.00%, 08/01/42	7,875	8,731,406

Security	Par (000)	Value

County/City/Special District/School District (continued)
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 08/01/38	$1,625	$1,873,544
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 08/01/39	2,500	2,815,275
West Valley-Mission Community College District, GO, Series A, 4.00%, 08/01/44	3,420	3,868,636

		76,411,573

Education — 4.0%
California Municipal Finance Authority, RB, John Adams Academy, Series A(a):
5.00%, 10/01/39	150	138,611
5.00%, 10/01/49	255	223,893
5.00%, 10/01/57	505	431,911
California Municipal Finance Authority, Refunding RB:
Master’s University, 5.00%, 08/01/48	590	532,186
William Jessup University, 5.00%, 08/01/39	290	276,996
William Jessup University, 5.00%, 08/01/48	350	316,064
California Public Finance Authority, RB, Trinity Classical Academy Project, Series A, 5.00%, 07/01/54(a)	195	156,823
California School Finance Authority, RB:
Alliance College-Ready Public Schools - 2023 Union LLC Project, Series A, 6.00%, 07/01/33	1,500	1,616,145
Alliance College-Ready Public Schools - 2023 Union LLC Project, Series A, 6.30%, 07/01/43	3,000	3,170,670
Real Journey Academies, Series A, 5.00%, 06/01/58(a)	1,465	1,171,311
Value Schools, 6.65%, 07/01/33	595	623,846
Value Schools, 6.90%, 07/01/43	1,330	1,386,857

1

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Education (continued)
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/41	$2,000	$2,292,600

		12,337,913

Health — 5.7%
California Health Facilities Financing Authority, RB, Series A:
Children’s Hospital, 5.25%, 11/01/41	9,700	10,216,719
Sutter Health, 5.00%, 08/15/52	2,005	2,135,606
California Health Facilities Financing Authority, Refunding RB, Sutter Health, Series B, 5.00%, 11/15/46	4,000	4,370,360
California Municipal Finance Authority, Refunding RB, Series A(a):
5.00%, 11/01/39	135	122,467
5.00%, 11/01/49	150	128,820
California Statewide Communities Development Authority, RB, Loma Linda University Medical Center, 5.50%, 12/01/58(a)	625	638,206

		17,612,178

Housing — 1.8%
California Community Housing Agency, RB, M/F Housing, Annadel Apartments, Series A, 5.00%, 04/01/49(a)	1,840	1,740,014
California Housing Finance, RB, S/F Housing, Series A, 4.25%, 01/15/35	1	483
California Statewide Communities Development Authority, Special Assessment Bonds, M/F Housing, Statewide Community Infrastructure Program, Series C, 5.00%, 09/02/39	415	459,783
County of Santa Clara California Housing Authority, RB, M/F, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 08/01/41	3,500	3,508,610

		5,708,890

State — 17.7%
California State Public Works Board, RB, Various Correctional Facilities, Series A, 5.00%, 09/01/29	250	285,588
State of California, GO, Refunding:
4.00%, 03/01/36	20,000	22,845,400
4.00%, 10/01/37	3,750	4,299,262
5.00%, 11/01/39	8,500	10,176,285
Various Purpose, 5.00%, 09/01/35	10,115	11,774,568

Security	Par (000)	Value

State (continued)
State of California, GO, Refunding (continued):
Various Purpose, 5.25%, 10/01/39	$3,500	$4,069,660
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,712,325

		55,163,088

Tobacco — 4.4%
County of California Tobacco Securitization Agency, Refunding RB, Asset-Backed, Merced County, Series A, 5.25%, 06/01/45	775	722,811
Golden State Tobacco Securitization Corp., Refunding RB:
Series A-1, 5.00%, 06/01/47	325	315,533
Series A-2, 5.00%, 06/01/47	10,640	10,380,171
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Asset Securitization Corporation, 5.00%, 06/01/48	2,190	2,207,980

		13,626,495

Transportation — 19.1%
California Municipal Finance Authority, Refunding ARB, United Airlines, Inc. Project, AMT, 4.00%, 07/15/29	2,395	2,304,756
City & County of San Francisco California Airports Commission, Refunding ARB, AMT:
Series C, 5.00%, 05/01/42	5,050	5,585,805
2nd Series A, 5.25%, 05/01/33	1,440	1,553,040
San Francisco International Airport, Series D, 5.25%, 05/01/48	2,250	2,526,323
City of Long Beach California Harbor Revenue, ARB, Series A, AMT, 5.00%, 05/15/40	4,915	5,593,761
City of Los Angeles California Department of Airports, ARB, AMT:
Los Angeles International Airport, Series B, 5.00%, 05/15/36	2,865	3,163,075
Subordinate, Series C, 5.00%, 05/15/44	5,015	5,485,357
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, AMT, 5.00%, 05/15/43	2,000	2,239,740
City of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Green Bond, Series A, 5.00%, 07/01/41	1,300	1,523,535

2

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
City of Los Angeles Department of Airports, ARB, AMT:
Los Angeles International Airports, Series A, 5.25%, 05/15/38	$1,670	$1,918,630
Subordinate, Series C, 5.00%, 05/15/38	4,615	5,175,630
Los Angeles International Airport, 4.00%, 05/15/44	4,000	4,086,160
City of San Jose California, ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT (AGM):
5.50%, 03/01/30	1,000	1,029,570
5.75%, 03/01/34	1,000	1,030,590
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT:
5.75%, 03/01/34	2,000	2,057,700
6.25%, 03/01/34	1,400	1,446,074
County of Sacramento California Airport System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/37	3,000	3,424,080
County of Sacramento California Airport System Revenue, Refunding ARB, Senior Series A, 5.00%, 07/01/41	8,290	9,290,686

		59,434,512

Utilities — 16.9%
California School Finance Authority, RB, Teach Public Schools, Series A, 5.00%, 06/01/39(a)	740	733,066
City of Los Angeles California Department of Water & Power, RB, Power System, Series A:
5.00%, 07/01/42	3,440	4,002,165
5.00%, 07/01/45	100	119,423
City of Los Angeles California Department of Water & Power, Refunding RB, Series B, 5.00%, 07/01/43	5,175	6,194,061
City of Los Angeles Department of Airports, Refunding ARB, Subordinate, Los Angeles International Airports, AMT, 5.00%, 05/15/44	6,500	7,289,360
City of Richmond California Wastewater Revenue, Refunding RB, Series A, 5.00%, 08/01/42	5,185	6,011,852

Security	Par (000)	Value

Utilities (continued)
East Bay Municipal Utility District Water System Revenue, RB, Green Bond, Series A, 5.00%, 06/01/44	$2,000	$2,402,480
Eastern Municipal Water District, Refunding RB, Series A, 5.00%, 07/01/42	3,000	3,459,570
Sacramento Municipal Utility District, Refunding RB, Electric Revenue Bonds, Series H, 4.00%, 08/15/45(c)	20,000	22,362,200

		52,574,177

Total Municipal Bonds in California		292,868,826

Puerto Rico — 4.7%
State — 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,689	1,521,502
Series A-1, 5.00%, 07/01/58	6,675	6,234,583
Series A-2, 4.33%, 07/01/40	1,696	1,514,698
Series A-2, 4.78%, 07/01/58	1,727	1,554,628

		10,825,411

Tobacco — 0.0%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.50%, 05/15/39	95	95,075

Utilities — 1.2%
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 5.00%, 07/01/33	2,185	2,075,422
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	1,740	1,725,593

		3,801,015

Total Municipal Bonds in Puerto Rico		14,721,501

Total Municipal Bonds — 98.8% (Cost — $302,936,013)		307,590,327

3

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield California Fund, Inc. (MYC)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(d) — 69.2%

California — 69.2%

County/City/Special District/School District — 20.9%
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	$17,850	$19,962,369
5.00%, 12/01/44	14,095	15,691,537
Palomar Community College District, GO, Election of 2006, Series C, 5.00%, 08/01/44	15,140	17,396,920
Santa Monica Community College District, GO, Election of 2016, Series A, 5.00%, 08/01/43	10,000	12,011,500

		65,062,326

Education — 27.3%
California State University, Refunding RB, Series A:
Systemwide, 5.00%, 11/01/41	9,775	11,205,086
5.00%, 11/01/43	5,001	5,728,800
Systemwide, 5.00%, 11/01/42(e)	13,430	15,665,692
University of California, RB, Series AM, 5.25%, 05/15/44	11,950	13,450,083
University of California, Refunding RB:
Series AZ, 5.00%, 05/15/43(e)	12,000	14,211,000
Series I, 5.00%, 05/15/40	21,875	24,910,807

		85,171,468

Health — 3.9%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,000	12,051,160

State — 7.8%
State of California, GO, Refunding, Various Purpose, Bid Group, 5.00%, 08/01/37	10,975	13,137,294

Security	Par (000)	Value

State (continued)
State of California, GO, Various Purpose, 4.00%, 03/01/46(e)	$10,000	$11,067,200

		24,204,494

Transportation — 9.3%
City & County of San Francisco California Airports International Airport, Refunding ARB, AMT, Series E, 5.00%, 05/01/45(e)	16,250	18,245,500
City of Los Angeles California Department of Airports, ARB, Subordinate, Series A, AMT, 5.00%, 05/15/45	10,045	10,860,749

		29,106,249

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 69.2% (Cost — $210,805,858)		215,595,697

Total Long-Term Investments — 168.0% (Cost — $513,741,871)		523,186,024

	Shares
Short-Term Securities — 0.1%
BlackRock Liquidity Funds California Money Fund, Institutional Class, 0.02%(f)( g)	459,966	459,966

Total Short-Term Securities — 0.1% (Cost — $460,006)		459,966

Total Investments — 168.1% (Cost — $514,201,877)		523,645,990

Liabilities in Excess of Other Assets — (3.6)%		(11,292,790)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (30.6)%		(95,238,398)

VRDP Shares, at Liquidation Value, Net of Deferred Offering Costs — (33.9)%		(105,664,367)

Net Assets Applicable to Common Shares — 100.0%		$311,450,435

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	When-issued security.
(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(e)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between May 01, 2025 to March 1, 2028, is $27,116,500.

(f)	Annualized 7-day yield as of period end.

4

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield California Fund, Inc. (MYC)

(g)

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended April 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Shares Purchased		Shares Sold	Shares Held at 04/30/20	Value at 04/30/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds California Money Fund, Institutional Class	—	459,966	(b)	—	459,966	$459,966	$35,145	$455		$(40)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

COP — Certificates of Participation

GO — General Obligation Bonds

LRB — Lease Revenue Bonds

M/F — Multi-Family

RB — Revenue Bonds

S/F — Single-Family

5

Schedule of Investments (unaudited) (continued) April 30, 2020	BlackRock MuniYield California Fund, Inc. (MYC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors.

The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$523,186,024	$—	$523,186,024
Short-Term Securities	459,966	—	—	459,966

	$459,966	$523,186,024	$—	$523,645,990

(a)	See above Schedule of Investments for values in each sector or political subdivision.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(94,690,676)	$—	$(94,690,676)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

	$—	$(200,590,676)	$—	$(200,590,676)

.

6